Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer and Supplier Concentrations [Line Items]
Revenues and purchases percentage	10.00%
Number of suppliers		four
Customer One [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 730,067
Customer Two [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 6,305,357
Revenues [Member]
Customer and Supplier Concentrations [Line Items]
Number of customers	one	one
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.98%	13.44%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Concentration Risk 1 [Member]
Customer and Supplier Concentrations [Line Items]
Number of suppliers	two
Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)		$ 6,013,084
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Customer and Supplier Concentrations [Line Items]
Significant concentration percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	3.36%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	29.01%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		35.20%
Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Number of suppliers	three	one
Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.		24.59%
Percentage of total accounts payable	51.53%	51.33%
Supplier One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.	24.81%
Supplier Two [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.		15.79%
Percentage of total accounts payable	13.75%
Supplier Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.	12.27%
Supplier [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%
Supplier Three [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.		11.95%
Percentage of total accounts payable	10.83%
Supplier Four [Member]
Customer and Supplier Concentrations [Line Items]
Total raw material purchases, percentage.		10.29%